United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 00-0000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	February 15, 2001

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	94

Form 13F Information Table Value Total:	$144,718


List of Other Included Managers:

                                                     Karpas Strategies, LLC
                                                              FORM 13F
                                                         December 31, 2000

                                                                                                    Voting Authority

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              001957109      726    41962 SH       SOLE                    41962
AT&T Liberty Media Group CL A  COM              001957208     2839   209328 SH       SOLE                   209328
Ace Limited                    COM              G0070K103     1938    45675 SH       SOLE                    45675
Alliance Capital Management LP COM              018548107      780    15400 SH       SOLE                    15400
Amerada Hess                   COM              023551104      382     5226 SH       SOLE                     5226
American Express               COM              025816109      709    12900 SH       SOLE                    12900
American Home Products         COM              026609107     1551    24400 SH       SOLE                    24400
American International Group I COM              026874107     1221    12387 SH       SOLE                    12387
BP Amoco                       COM              055622104     1614    33710 SH       SOLE                    33710
Bank of New York Co.           COM              064057102     2263    41000 SH       SOLE                    41000
BellSouth Corp.                COM              079860102      335     8176 SH       SOLE                     8176
Berkshire Hathaway Inc. Cl B   COM              084670207      577      245 SH       SOLE                      245
Bristol-Myers Squibb           COM              110122108     4081    55200 SH       SOLE                    55200
BroadWing Inc.                 COM              111620100      624    27338 SH       SOLE                    27338
CNA Financial Corp.            COM              126117100      666    17200 SH       SOLE                    17200
Cablevision Sys. Cp. Cl A      COM              12686c109     2351    27675 SH       SOLE                    27675
Cardinal Health                COM              14149Y108      426     4276 SH       SOLE                     4276
Catalina Marketing             COM              148867104     1811    46500 SH       SOLE                    46500
Catellus Development Corp.     COM              149111106      390    22300 SH       SOLE                    22300
Caterpillar Inc.               COM              149123101      284     6000 SH       SOLE                     6000
Cendant Corp.                  COM              151313103     1141   118500 SH       SOLE                   118500
Charles Schwab Corp.           COM              808513105    24136   850600 SH       SOLE                   850600
Chevron Corp.                  COM              166751107     1013    12000 SH       SOLE                    12000
Cisco Systems Inc.             COM              17275R102      375     9800 SH       SOLE                     9800
CitiGroup Inc.                 COM              172967101     8347   163470 SH       SOLE                   163470
Cola-Cola Co.                  COM              191216100      780    12800 SH       SOLE                    12800
Colgate-Palmolive Inc.         COM              194162103      452     7000 SH       SOLE                     7000
Comcast Corp.                  COM              200300200     1048    25100 SH       SOLE                    25100
Comdisco, Inc.                 COM              200336105      206    18000 SH       SOLE                    18000
Commerce Bancorp Inc. NJ       COM              200519106      479     7000 SH       SOLE                     7000
Conoco Inc Cl B                COM              208251405      555    19195 SH       SOLE                    19195
Crescent Operating Inc.        COM              22575M100       54    86600 SH       SOLE                    86600
Crescent Real Estate Equities  COM              225756105      703    31600 SH       SOLE                    31600
Duke Energy Corp.              COM              264399106      700     8217 SH       SOLE                     8217
Duke Realty Investments Inc.   COM              264411505      431    17506 SH       SOLE                    17506
E.I. Du Pont De Nemours & Co.  COM              263534109      395     8170 SH       SOLE                     8170
Eastgroup Properties           COM              277276101      330    14750 SH       SOLE                    14750
Enron Corp.                    COM              293561106     3358    40400 SH       SOLE                    40400
Exxon Mobil Corporation        COM              30231G102     2464    28345 SH       SOLE                    28345
FPL Group Inc.                 COM              302571104      359     5000 SH       SOLE                     5000
First Nat'l Bank Nebraska      COM              335720108     2100     1000 SH       SOLE                     1000
Firstar Corp.                  COM              33763v109     1158    49821 SH       SOLE                    49821
Ford Motor                     COM              345370860      398    16992 SH       SOLE                    16992
Freddie Mac                    COM              313400301      282     4100 SH       SOLE                     4100
General Electric               COM              369604103     7241   151060 SH       SOLE                   151060
Gillette Company               COM              375766102      325     9000 SH       SOLE                     9000
HSBC Hldg Plc Spnd ADR New     COM              404280406     1744    23700 SH       SOLE                    23700
Halliburton Co.                COM              406216101      362    10000 SH       SOLE                    10000
Hollinger International        COM              435569108      681    42890 SH       SOLE                    42890
Honeywell Intl.                COM              438506107     1135    24000 SH       SOLE                    24000
Host Marriott Corp. New Com.   COM              44107P104      143    11043 SH       SOLE                    11043
Household International        COM              441815107      685    12450 SH       SOLE                    12450
International Paper            COM              460146103      490    12000 SH       SOLE                    12000
Intl. Business Machines        COM              459200101     1839    21638 SH       SOLE                    21638
Johnson & Johnson              COM              478160104     9807    93340 SH       SOLE                    93340
Kerr-McGee Corp.               COM              492386107      268     4000 SH       SOLE                     4000
Keyspan Corporation            COM              49337k106      254     6000 SH       SOLE                     6000
Kinder Morgan Energy Partners  COM              494550106      410     7275 SH       SOLE                     7275
Loral Space & Commun. Ltd      COM              G56462107      200    62819 SH       SOLE                    62819
Manulife Financial Corp.       COM              56501r106      376    12000 SH       SOLE                    12000
Marriott Intl Inc. New CL A    COM              571903202     1056    25000 SH       SOLE                    25000
McDonald's Corp.               COM              580135101      435    12800 SH       SOLE                    12800
Mellon Bank Corp.              COM              585509102      246     5000 SH       SOLE                     5000
Merck & Co.                    COM              589331107    14428   154100 SH       SOLE                   154100
Morgan Stanley, Dean Witter, D COM              617446448      236     2980 SH       SOLE                     2980
National Australia Bank        COM              632525408      375     4600 SH       SOLE                     4600
National Commerce Bancorporati COM              635449101      371    15000 SH       SOLE                    15000
Northern Border Partners       COM              664785102      904    28800 SH       SOLE                    28800
Office Depot Inc.              COM              676220106      230    32238 SH       SOLE                    32238
Phillip Morris                 COM              718154107      440    10000 SH       SOLE                    10000
Quintiles Transnational        COM              748767100      755    36055 SH       SOLE                    36055
Royal Dutch Petroleum          COM              780257804     1526    25199 SH       SOLE                    25199
SBC Communications             COM              78387g103     2188    45813 SH       SOLE                    45813
Servicemaster Co.              COM              81760n109      179    15600 SH       SOLE                    15600
Starwood Hotels and Resorts    COM              85590A203      256     7250 SH       SOLE                     7250
Sun Microsystems Inc.          COM              866810104      452    16200 SH       SOLE                    16200
Suncor Energy Inc.             COM              867229106      231     9000 SH       SOLE                     9000
Telecom Italia Spa ADR         COM              87927w106      552     5000 SH       SOLE                     5000
Texas Instruments Inc.         COM              882508104     2323    49025 SH       SOLE                    49025
The News Corporation, Ltd., Pr COM              652487802     1436    49400 SH       SOLE                    49400
US Bancorp Del.                COM              902973106      663    22708 SH       SOLE                    22708
United Technologies Corp       COM              913017109      393     5000 SH       SOLE                     5000
UnitedGlobalCom, Inc.          COM              913247508      322    23650 SH       SOLE                    23650
Unitil Corp.                   COM              913259107      503    19000 SH       SOLE                    19000
Vodafone Group PLC ADR F       COM              92857T107      568    15850 SH       SOLE                    15850
W P Carey Diversified LLC      COM              92930Y107      800    44200 SH       SOLE                    44200
Walt Disney Co.                COM              254687106      955    33000 SH       SOLE                    33000
Waste Management, Inc.         COM              94106L109     1304    47000 SH       SOLE                    47000
Wells Fargo & Co.              COM              949740104     3146    56500 SH       SOLE                    56500
Wellsford Real Properties Inc. COM              950240101      276    17500 SH       SOLE                    17500
Williams Cos Inc.              COM              969457100      523    13100 SH       SOLE                    13100
WorldCom Inc.                  COM              98157D106      481    34200 SH       SOLE                    34200
XL Capital Ltd.                COM              G98255105     3077    35211 SH       SOLE                    35211
Putnam Health Sciences Trust   MUT              746778109      298 3656.626 SH       SOLE                 3656.626


REPORT SUMMARY      94 DATA RECORDS            144,718       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED